AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
AMOUNTS RECEIVABLE
Gravel, ash, soil, and other receivables	$ 648,417	$ 354,054
GST receivable	198,511	112,802
Provisional gold sales		203,700
Total	$ 846,928	$ 670,556